FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman - Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record

Company Name    Masonite Inc.

Ticker	MASWF		CUSIP	575387105
Meeting Date	04-May-10		Meeting Type	Annual

Item Number	Proposal Code Description	Proponent	Management Recommendation	Vote Instruction
1	Approve Aud and their Remuneration	Management	For	Withhold

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Floating Rate Income Opportunity Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2010